Restatement of Previously Issued Financial Statements - Summary Of Restatement Of Balance Sheet (Detail) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Aug. 07, 2020
Balance Sheet
Total assets	$ 484,346,355	$ 484,520,512
Total current liabilities	2,311,718	211,262
Deferred underwriting commissions in connection with the initial public offering	16,905,000	16,905,000
Warrant liabilities	16,634,933	13,292,400
Total liabilities	35,851,651	30,408,662
Class A common stock, $0.0001 par value; 87,500,000 shares authorized; 44,911,184 shares subject to possible redemption at $10.00 per share	443,494,700	449,111,840
Stockholders' Equity:
Additional paid-in capital	15,425,863	9,808,779
Accumulated deficit	(10,427,462)	(4,810,316)
Total stockholders' equity	5,000,004	5,000,010
Total Liabilities and Stockholders' Equity	484,346,355	484,520,512
Common Class A [Member]
Stockholders' Equity:
Common stock value	395	339
Common Class B [Member]
Stockholders' Equity:
Common stock value	$ 1,208	1,208
As Previously Reported
Balance Sheet
Total assets		484,520,512	$ 484,512,579	$ 422,012,234
Total current liabilities		211,262	150,841	592,438
Deferred underwriting commissions in connection with the initial public offering		16,905,000	16,905,000	14,700,000
Total liabilities		17,116,262	17,055,841	15,292,438
Class A common stock, $0.0001 par value; 87,500,000 shares authorized; 44,911,184 shares subject to possible redemption at $10.00 per share		462,404,240	462,456,730	401,719,790
Stockholders' Equity:
Additional paid-in capital		5,135,568	5,083,079	5,050,490
Accumulated deficit		(136,972)	(84,484)	(51,875)
Total stockholders' equity		5,000,010	5,000,008	5,000,006
Total Liabilities and Stockholders' Equity		484,520,512	484,512,579	422,012,234
As Previously Reported | Common Class A [Member]
Stockholders' Equity:
Common stock value		206	205	183
As Previously Reported | Common Class B [Member]
Stockholders' Equity:
Common stock value		1,208	1,208	1,208
Restatement Adjustment
Balance Sheet
Warrant liabilities		13,292,400	9,872,133	7,696,000
Total liabilities		13,292,400	9,872,133	7,696,000
Class A common stock, $0.0001 par value; 87,500,000 shares authorized; 44,911,184 shares subject to possible redemption at $10.00 per share		(13,292,400)	(9,872,130)	(7,696,000)
Stockholders' Equity:
Additional paid-in capital		4,673,211	1,252,975	8,257
Accumulated deficit		(4,673,344)	(1,253,077)	(8,334)
Total stockholders' equity			(3)
Restatement Adjustment | Common Class A [Member]
Stockholders' Equity:
Common stock value		133	99	77
Restated
Balance Sheet
Total assets		484,520,512	484,512,579	422,012,234
Total current liabilities		211,262	150,841	592,438
Deferred underwriting commissions in connection with the initial public offering		16,905,000	16,905,000	14,700,000
Warrant liabilities		13,292,400	9,872,133	7,696,000
Total liabilities		30,408,662	26,927,974	22,988,438
Class A common stock, $0.0001 par value; 87,500,000 shares authorized; 44,911,184 shares subject to possible redemption at $10.00 per share		449,111,840	452,584,600	394,023,790
Stockholders' Equity:
Common stock value				1,208
Additional paid-in capital		9,808,779	6,336,054	5,058,747
Accumulated deficit		(4,810,316)	(1,337,561)	(60,209)
Total stockholders' equity		5,000,010	5,000,005	5,000,006
Total Liabilities and Stockholders' Equity		484,520,512	484,512,579	422,012,234
Restated | Common Class A [Member]
Stockholders' Equity:
Common stock value		339	304	$ 260
Restated | Common Class B [Member]
Stockholders' Equity:
Common stock value		$ 1,208	$ 1,208